Note 17 - Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Accruals not currently deductible	$ 11,975	$ 8,653
Accumulated net operating losses	17,571	19,859
Corporate minimum taxes	1,767	1,589
Research and development and other tax credits and expenses	3,424	2,885
Other timing differences	683	924
Total deferred income tax assets	35,420	33,910
Difference between tax and accounting basis of intangible assets	(23,393)	(9,584)
Difference between tax and accounting basis of property and equipment	(2,655)
Difference between tax and accounting basis of property and equipment		700
Uncertain tax positions incurred in loss years	(205)	(356)
Total deferred income tax liabilities	(26,253)	(9,240)
Net deferred income taxes	9,167	24,670
Valuation allowance	(12,115)	(13,963)
Net deferred income taxes, net of valuation allowance	$ (2,948)	$ 10,707